Equipment and leasehold improvements - Schedule of movement of right-of-use assets on the leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Main office space
Disclosure of initial application of standards or interpretations [line items]
Lease term	15 years
Representative office | Minimum of the year
Disclosure of initial application of standards or interpretations [line items]
Lease term	3 years
Representative office | Maximum of the year
Disclosure of initial application of standards or interpretations [line items]
Lease term	5 years
IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs | Buildings
Disclosure of initial application of standards or interpretations [line items]
Initial balance	$ 11,223	$ 12,522
Additions	3,161	68
Depreciation of right-of-use assets	(1,164)	(1,128)
Effect of changes in exchange rates	0	(34)
Transfer from investment property	1,409	0
Decrease	(691)	(205)
Ending balance	$ 13,938	$ 11,223